INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 4,056	$ (3,808)
Other comprehensive loss:
Change in foreign currency translation adjustment	908	444
Cash flow hedges:
Change in net unrealized losses	(1,889)	(3,655)
Amounts reclassified into net income (loss)	1,517	293
Net change	(372)	(3,362)
Other comprehensive income (loss), net	536	(2,918)
Total of comprehensive income (loss)	$ 4,592	$ (6,726)